Note 5 - Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Gross, Ending Balance	$ 991,453	$ 992,571
Depreciation, Total	49,000	$ 84,000
CHINA
Property, Plant and Equipment, Gross, Ending Balance	$ 70,000